Vornado Capital Partners Real Estate Fund (the "Fund") (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details Of Income From Real Estate Funds [Abstract]
Income from Real Estate Fund	$ 163,034	$ 102,898	$ 63,936
Less income attributable to noncontrolling interests	(96,561)	(63,952)	(32,018)
Income From Real Estate Fund Attributable To Vornado	70,306	49,471	24,604
Fee And Other Income	155,206	155,571	119,077
Real Estate Fund [Member]
Details Of Income From Real Estate Funds [Abstract]
Less income attributable to noncontrolling interests	(92,728)	(53,427)	(39,332)
Fee And Other Income	2,865	2,992	3,278
Net investment income [Member] | Real Estate Fund [Member]
Details Of Income From Real Estate Funds [Abstract]
Income from Real Estate Fund	12,895	8,943	8,575
Net realized gains [Member] | Real Estate Fund [Member]
Details Of Income From Real Estate Funds [Abstract]
Income from Real Estate Fund	76,337	8,184	0
Net realized/unrealized gains on investments | Real Estate Fund [Member]
Details Of Income From Real Estate Funds [Abstract]
Income from Real Estate Fund	$ 73,802	$ 85,771	$ 55,361